Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
Goodwill And Other Intangible Assets, Net
NOTE 9:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Change in goodwill as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011

Goodwill at the beginning of the year	$2,966	$4,747
Acquisition of certain assets of Aethra	1,781	-

Goodwill at the end of the year	$4,747	$4,747

b.	The following table shows the Company's intangible assets for the periods presented:

	December 31,
	2010	2011
Cost:
Technology	$8,988	$8,988

Customer relationships and distribution networks	2,755	2,755

	11,743	11,743
Less - accumulated amortization	6,818	8,580

Amortized cost	$4,925	$3,163

Intangible assets resulted from the acquisitions of Aethra in 2010 (see Note 1c), First Virtual Communications, Inc. in 2005 and VisioNex in 2004.

c.	Amortization expenses amounted to $ 272 for the year ended December 31, 2009, $ 1,785 for the year ended December 31, 2010 and $ 1,762 for the year ended December 31, 2011.

The estimated future amortization expense of other intangible assets as of December 31, 2011 is as follows:

2012	$1,535
2013	1,410
2014	218

$3,163